Supplemental Balance Sheet Information (Schedule Of Supplemental Balance Sheet Information) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sundry assets
Deferred taxes (See Note N)	$ 46.9	$ 50.2
Assets held for sale	19.1	21.8
Diversified investments associated with stock-based compensation plans (See Note L)	11.7	6.1
Notes receivable (See Note H)	6.9	11.9
Investment in associated companies	6.6	29.1
Pension plan assets (See Note M)	1.4	0	0
Other	29.0	26.1
Sundry assets	121.6	145.2
Accrued expenses
Wages and commissions payable	64.2	60.3
Workers’ compensation, medical, auto and product liability	54.5	49.7
Sales promotions	25.2	26.2
General taxes, excluding income taxes	14.6	12.0
Accrued interest	11.9	14.3
Liabilities associated with stock-based compensation plans (See Note L)	8.8	9.4
Other	50.5	48.6
Accrued expenses	229.7	220.5
Other current liabilities
Dividends payable	42.0	0
Customer deposits	13.1	9.1
Outstanding checks in excess of book balances	9.1	1.8
Derivative financial instruments (See Note S)	6.8	7.3
Liabilities associated with stock-based compensation plans (See Note L)	1.7	0.9
Derivative financial instruments (See Note S)	0.9	1.8
Other	5.8	2.7
Other current liabilities	79.4	23.6
Other long-term liabilities
Liability for pension benefits (See Note M)	39.9	75.8	66.5
Net reserves for tax contingencies	29.2	35.5
Deferred compensation	15.4	16.0
Liabilities associated with stock-based compensation plans (See Note L)	15.4	10.7
Other	27.8	20.2
Other long-term liabilities	$ 127.7	$ 158.2